SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	6 Months Ended
Jun. 30, 2014
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Financial Expenses, Net
Financial expenses (income), net:

	Six months ended June 30
	2014	2013
	Unaudited

Financial income:
Foreign currency translation adjustments	$181	$-
Interest from banks	$101	$9

	282	9

Financial expenses:
Interest and bank charges	(25)	(59)
Foreign currency translation adjustments	-	(70)

	(25)	(129)

Financial income (expenses), net	$257	$(120)

Schedule of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share:

	Six months ended June 30
	2014	2013
	Unaudited
Numerator:

Numerator for basic net income (loss) per share	$317	$(390)

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	-	-

Numerator for dilutive net income (loss) per share	$317	$(390)

Denominator:

Denominator for dilutive net income (loss) per share - weighted average number of ordinary share	7,995,073	6,795,807

Effect of dilutive securities:
Option and warrants issued to grantees and investors, respectively	487,126	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of ordinary share	8,482,199	6,795,807